Organization and Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
1. Organization and Business
UpHealth, Inc.
UpHealth, Inc. (“UpHealth,” “we,” “us,” “our,” “UpHealth,” or the “Company”) is the parent company of both UpHealth Holdings, Inc. (“UpHealth Holdings”) and Cloudbreak Health, LLC (“Cloudbreak”).
GigCapital2, Inc. (“GigCapital2”), our predecessor, was incorporated in Delaware on March 6, 2019. GigCapital2 was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On November 20, 2020, GigCapital2, UpHealth Merger Sub, Inc. (“UpHealth Merger Sub”), and UpHealth Holdings, entered into a business combination agreement (as subsequently amended on January 29, 2021, March 23, 2021, April 23, 2021, and May 30, 2021, the “UpHealth Business Combination Agreement”). In connection with the UpHealth Business Combination Agreement, UpHealth Merger Sub was merged with and into UpHealth Holdings, with UpHealth Holdings surviving the merger. Also on November 20, 2020, GigCapital2; Cloudbreak Health Merger Sub, LLC, a Delaware limited liability company (“Cloudbreak Merger Sub”); Cloudbreak Health; Dr. Chirinjeev Kathuria and Dr. Mariya Pylypiv; UpHealth Holdings; and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative, agent, and attorney-in-fact
of the Cloudbreak members, entered into a business combination agreement (as subsequently amended on April 23, 2021 and June 9, 2021, the “Cloudbreak Business Combination Agreement” and, together with the UpHealth Business Combination Agreement, the “Business Combination Agreements”). In connection with the Cloudbreak Business Combination Agreement, Cloudbreak Merger Sub was merged with and into Cloudbreak, with Cloudbreak surviving the merger (the “Cloudbreak Business Combination” and, together with the UpHealth Business Combination, the “Business Combinations”). The Business Combinations were consummated on June 9, 2021. In connection with the Business Combinations, GigCapital2 changed its corporate name to “UpHealth, Inc.”
Our public units began trading on the NYSE under the symbol “GIX.U” on June 5, 2019. On June 26, 2019, we announced that the holders of our units may elect to separately trade the securities underlying such units. On July 1, 2019, the shares, warrants, and rights began trading on the NYSE under the symbols “GIX,” “GIX.WS,” and “GIX.RT,” respectively. On June 9, 2021, upon the completion of the Business Combinations, our units separated into their underlying shares of common stock, warrants, and rights (and the rights were converted into shares of common stock). Our units and rights ceased to trade, and our common stock and warrants now trade under the symbols “UPH” and “UPH.WS,” respectively.
UpHealth Holdings
UpHealth Holdings, a Delaware corporation formed on October 26, 2020, was established to raise capital and pursue opportunities for investment and acquisition in various healthcare entities, primarily those that bring technology and services to efficiently and profitably manage chronic and complex care, including behavioral health and substance abuse, while also serving the demands for easy access to personalized primary care. On October 26, 2020, the shareholders of UpHealth Services, Inc. (“UpHealth Services”) contributed their shares of UpHealth Services to UpHealth Holdings in exchange for shares of UpHealth Holdings, resulting in UpHealth Services being a wholly owned subsidiary of UpHealth Holdings.
UpHealth Services was incorporated in Illinois on November 5, 2019; operations effectively began January 1, 2020 and have continued to date.
On November 20, 2020, UpHealth Holdings completed the acquisition of Thrasys, Inc. (“Thrasys”), a California corporation and a provider of an advanced, comprehensive, and extensible technology platform, marketed under the umbrella “SyntraNet
TM
,” to manage health, quality of care, and costs, especially for individuals with complex medical, behavioral health, and social needs.
On November 20, 2020, we also completed the acquisition of Behavioral Health Services, LLC and subsidiaries (“BHS”), a Missouri limited liability company and provider of medical, retail pharmacy and billing services.
On November 20, 2020, UpHealth Holdings completed the acquisition of 43.46% of Glocal Healthcare Systems Private Limited and subsidiaries (“Glocal”), an India based healthcare company, which was presented as an equity method investment. On March 26, 2021, UpHealth Holdings acquired an additional 45.94% of Glocal and recognized a gain of $0.6 million on our equity method investment through the step-acquisition, which is presented as a gain on consolidation of equity method investment in the consolidated statement of operations for the three months ended March 31, 2021. On May 14, 2021, June 21, 2021, and August 27 2021, UpHealth Holdings completed the acquisition of an additional 1.0%, 1.8% and 2.61% of Glocal, respectively, bringing our total ownership to 94.81% as of June 30, 2022. Glocal is included in our consolidated financial statements as of March 26, 2021 through June 30, 2022 (see Deconsolidation of Subsidiary for further information).
On January 25, 2021, UpHealth Holdings completed the acquisition of TTC Healthcare, Inc. (“TTC”), a Delaware corporation and a provider of medical, retail pharmacy, and billing services for individuals with complex medical and behavioral health needs.
On April 27, 2021, UpHealth Holdings completed the acquisition of Innovations Group, Inc. (d/b/a MedQuest) (“Innovations Group”), a Utah corporation and a Utah-based internet pharmacy company.
Cloudbreak
Cloudbreak, a Delaware limited liability company that was formed on May 26, 2015, is a unified telemedicine and video medical interpretation solutions provider. On June 9, 2021, contemporaneous with the GigCapital2 merger with UpHealth Holdings, GigCapital2 completed the acquisition of Cloudbreak.
See Note 3,
 Business Combinations
, for further information.
Deconsolidation of Subsidiary
As a result of events which occurred during the three months ended September 30, 2022, we determined that a reconsideration event occurred in July 2022, which required us to reassess whether Glocal was a Variable Interest Entity (“VIE”) and whether we continued to have a controlling financial interest in Glocal. Based on this assessment, we concluded that Glocal was a VIE, and furthermore, that we no longer have the ability to direct any activities of Glocal and no longer have a controlling financial interest. As a result, effective July 2022, we deconsolidated Glocal and recorded a $37.7 million loss on deconsolidation of equity investment in our consolidated statements of operations, measured as the difference between the probability-weighted fair value of Glocal of $21.2 million and the carrying amount of Glocal’s assets and liabilities as of July 1, 2022. The probability-weighted fair value of Glocal, which is included in equity investment in our consolidated balance sheets as of December 31, 2022, incorporated scenarios where control of Glocal was gained and Glocal would continue as a going concern, control of Glocal was gained and Glocal would need to be liquidated, and control of Glocal was not gained and the equity investment in Glocal would be worthless. Further, we assessed the prospective accounting for our equity investment in Glocal. Since we no longer had the ability to exercise significant influence over operating and financial policies of Glocal, we concluded the investment should be accounted for utilizing the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 321,
Investments—Equity Securities
(“ASC 321”) measurement alternative, whereby the investment was measured at cost and will continue to be evaluated for any indicators of impairment. In addition, we derecognized $14.3 million of noncontrolling interests related to Glocal. If through legal processes we are able to obtain the ability to direct the activities of Glocal, and it is our intent to exercise all legal rights and remedies to achieve such a result, then we will further reassess the appropriate accounting treatment of our investment in Glocal.
The following table sets forth details of Glocal’s condensed balance sheet, which was deconsolidated effective July 1, 2022:

(In thousands)	As of July 1, 2022
Cash and cash equivalents	$8,743
Restricted cash	508
Accounts receivable, net	5,043
Inventories	276
Prepaid expenses and other current assets	816
Property and equipment, net	27,415
Intangible assets	34,449
Other assets	1,814

Total assets	79,064

Accounts payable	2,430
Accrued expenses	1,189
Deferred revenue, current	588
Income taxes payable	2,512
Related-party debt	71
Debt	551
Other liabilities	144
Deferred tax liabilities	6,045
Accumulated other comprehensive loss	(7,659)
Noncontrolling interests	14,285

Total liabilities and stockholder’s equity	20,156

Carrying value of Glocal at deconsolidation	58,908
Fair value of Glocal at deconsolidation	21,200

Loss on deconsolidation of equity investment	$37,708

The financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the six months then ended are not included in our consolidated financial statements. The only transactions between us and Glocal during the six months ended December 31, 2022 was the transfer of $5.1 million by us to a designated “Share Account” maintained with a leading bank in India in the name of Glocal for which our Chief Financial Officer is the sole authorized signatory.
Reverse Stock Split
On December 5, 2022 our stockholders approved an amendment to our Second Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) to effect a reverse split of the outstanding shares of our common stock, par value $0.0001 per share, at a specific ratio within a range of 4:1 to 10:1, with the specific ratio to be fixed within this range by our board of directors in its sole discretion without further stockholder approval (the “Reverse Stock Split”). Our board of directors fixed the Reverse Stock Split ratio at 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022. Except as noted, all share, stock option, restricted stock unit (“RSU”), and per share information throughout these consolidated financial statements have been retroactively adjusted to reflect this Reverse Stock Split.

Sale of Innovations Group
On February 26, 2023, we agreed to sell 100% of the outstanding capital stock of our wholly owned subsidiary, Innovations Group, to Belmar MidCo, Inc., a Delaware corporation and a wholly owned subsidiary of Belmar Holdings, Inc., a Delaware corporation, a portfolio company of Webster Capital IV, L.P., a Delaware limited partnership, pursuant to a stock purchase agreement dated February 26, 2023. The sale is expected to close in the second quarter of 2023, subject to the completion of required regulatory filings. Pursuant to the terms of the stock purchase agreement, consideration of $56.0 million, subject to working capital, closing debt, and other adjustments, will be delivered to us upon closing. See Note 4,
Assets and Liabilities Held for Sale
, for further information.